CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net loss	$ 32,101	$ 14,991
Other comprehensive loss:
Change in foreign currency translation adjustment	1,023	778
Available-for-sale investments:
Change in net unrealized (gains) losses	(161)	191
Reclassification adjustment for net losses included in net income	97	57
Net change	(64)	248
Cash flow hedges:
Change in net unrealized gains	(882)	(348)
Reclassification adjustment for net (gains) losses included in net income	705	(165)
Net change (net of tax effect of $185, and $24)	(177)	(513)
Other comprehensive loss	782	513
Total of comprehensive loss	$ 32,883	$ 15,504